Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Cash Flows
Net profit / (loss) (-)	€ 320,884	€ 74,082	€ 211,697
Increase in provisions	45,499
Impairment of the cell therapy business	228,112
Adjustment for non-cash transactions	127,160	(4,909)	99,291
Adjustment for items to disclose separately under operating cash flow	(63,443)	(89,644)	(65,763)
Adjustment for items to disclose under investing and financing cash flows	(42,254)	(76,239)	(16,688)
Change in working capital other than deferred income	149,252	(61,445)	(31,373)
Cash used for other liabilities related to the acquisition of subsidiaries	(1,792)
cash used for other liabilities related to the disposal of subsidiaries		(3,598)
Decrease in deferred income	(1,071,319)	(255,508)	(661,062)
Cash used in operations	(307,901)	(417,261)	(463,898)
Interest paid	(464)	(689)	(3,809)
Interest received	51,281	97,518	69,907
Income taxes paid	(372)	406	(8,170)
Net cash flows used in operating activities	(257,456)	(320,026)	(405,970)
Purchase of property, plant and equipment	(13,704)	(16,720)	(18,706)
Purchase of and expenditure in intangible fixed assets	(155)	(65,390)	(567)
Proceeds from disposal of property, plant and equipment	462	3	2,426
Purchase of financial investments	(3,465,056)	(3,349,406)	(3,390,178)
Investment income received related to current financial investments	60,448	29,498	14,765
Sale of current financial investments	3,684,643	3,668,441	3,484,411
Proceeds from settlement of hedging instrument	22,745
Cash out from disposal of subsidiaries, net of cash disposed of	19,431	(8,949)
Cash out from acquisition of subsidiaries, net of cash acquired			(7,000)
Cash advances and loans to third parties	(20,000)
Acquisition of financial assets held at fair value		(36,880)	(13,965)
Net cash flows generated from/used in (-) investing activities	288,814	220,597	71,186
Payment of lease liabilities and other debts	(3,273)	(4,924)	(6,771)
Proceeds from capital and share premium increases from exercise of subscription rights			1,770
Net cash flows used in financing activities	(3,273)	(4,924)	(5,001)
Increase/decrease (-) in cash and cash equivalents	28,085	(104,353)	(339,785)
Cash and cash equivalents at beginning of year	64,239	166,810	508,117
Effect of exchange rate differences on cash and cash equivalents	(4,456)	1,782	(1,522)
Cash and cash equivalents at end of year	€ 87,868	€ 64,239	€ 166,810